Derivative Instruments (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Fair Value of Derivative Instruments
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2023			2022
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps (1)	4,193	(9,393)	(5,200)	7,176	(4,249)	2,927
Forward rate agreements	360	(84)	276	437	(120)	317
Purchased options	3,221	–	3,221	3,157	–	3,157
Written options	–	(3,129)	(3,129)	–	(2,391)	(2,391)
Futures	6	(21)	(15)	16	(27)	(11)
Foreign Exchange Contracts (2)
Cross-currency swaps	1,887	(1,397)	490	1,688	(2,096)	(408)
Cross-currency interest rate swaps	10,340	(10,081)	259	10,722	(11,254)	(532)
Forward foreign exchange contracts	6,685	(5,469)	1,216	8,387	(7,267)	1,120
Purchased options	575	–	575	1,096	–	1,096
Written options	–	(448)	(448)	–	(1,151)	(1,151)
Commodity Contracts
Swaps	1,029	(743)	286	4,198	(1,725)	2,473
Purchased options	850	–	850	1,851	–	1,851
Written options	–	(787)	(787)	–	(1,627)	(1,627)
Futures	143	(127)	16	275	(237)	38
Equity Contracts	4,690	(11,460)	(6,770)	6,473	(14,584)	(8,111)
Credit Contracts
Purchased	13	(18)	(5)	27	(3)	24
Written	12	(9)	3	34	(72)	(38)
Total fair value – trading derivatives	34,004	(43,166)	(9,162)	45,537	(46,803)	(1,266)
Hedging
Interest Rate Contracts (3)
Cash flow hedges – swaps	693	(3,784)	(3,091)	41	(6,824)	(6,783)
Fair value hedges – swaps	4,877	(1,390)	3,487	1,935	(2,987)	(1,052)
Total swaps	5,570	(5,174)	396	1,976	(9,811)	(7,835)
Foreign Exchange Contracts
Cash flow hedges (1)	333	(1,801)	(1,468)	629	(3,342)	(2,713)
Fair value hedges	69	(1)	68	–	–	–
Net investment hedges	–	(8)	(8)	–	–	–
Total foreign exchange contracts	402	(1,810)	(1,408)	629	(3,342)	(2,713)
Equity Contracts
Cash flow hedges	–	(43)	(43)	18	–	18
Total equity contracts	–	(43)	(43)	18	–	18
Total fair value – hedging derivatives (4)	5,972	(7,027)	(1,055)	2,623	(13,153)	(10,530)
Total fair value – trading and hedging derivatives	39,976	(50,193)	(10,217)	48,160	(59,956)	(11,796)
Less: impact of master netting agreements	(26,674)	26,674	–	(31,878)	31,878	–
Total	13,302	(23,519)	(10,217)	16,282	(28,078)	(11,796)

(1)	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.
(2)	Gold contracts are included in foreign exchange contracts.
(3)	Includes the fair value of bond futures in fair value hedges rounded down to $nil million as at October 31, 2023 ($nil million as at October 31, 2022).
(4)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.

Schedule of Notional Amounts of Trading Derivatives
The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2023			2022
	Exchange-traded	Over-the-counter	Total	Exchange-traded	Over-the-counter	Total
Interest Rate Contracts
Swaps (1)	–	9,254,984	9,254,984	–	5,683,145	5,683,145
Forward rate agreements	–	132,653	132,653	–	22,397	22,397
Purchased options	37,264	130,000	167,264	23,854	98,113	121,967
Written options	38,256	118,524	156,780	11,073	87,941	99,014
Futures	1,367,959	–	1,367,959	401,965	–	401,965
Total interest rate contracts	1,443,479	9,636,161	11,079,640	436,892	5,891,596	6,328,488
Foreign Exchange Contracts (2)
Cross-currency swaps	–	54,169	54,169	–	53,837	53,837
Cross-currency interest rate swaps	–	677,765	677,765	–	578,685	578,685
Forward foreign exchange contracts	–	563,716	563,716	–	481,773	481,773
Purchased options	1,851	51,143	52,994	1,127	72,733	73,860
Written options	2,282	55,370	57,652	5,421	74,041	79,462
Futures	4,035	–	4,035	1,032	–	1,032
Total foreign exchange contracts	8,168	1,402,163	1,410,331	7,580	1,261,069	1,268,649
Commodity Contracts
Swaps	–	18,574	18,574	–	24,525	24,525
Purchased options	30,397	5,319	35,716	34,177	5,686	39,863
Written options	31,351	4,218	35,569	34,245	5,011	39,256
Futures	35,285	–	35,285	44,836	–	44,836
Total commodity contracts	97,033	28,111	125,144	113,258	35,222	148,480
Equity Contracts	189,112	115,689	304,801	162,102	104,825	266,927
Credit Contracts
Purchased	–	16,927	16,927	–	16,771	16,771
Written	–	10,010	10,010	–	11,099	11,099
Total credit contracts	–	26,937	26,937	–	27,870	27,870
Total	1,737,792	11,209,061	12,946,853	719,832	7,320,582	8,040,414

(1)	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.
(2)	Gold contracts are included in foreign exchange contracts.
Table excludes loan commitment derivatives with a notional amount of $1,805 million ($4,183 million as at October 31, 2022).

Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity
The following table outlines the notional amounts and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments, by term to maturity, hedge type and risk type, where applicable.

(Canadian $ in millions, except as noted)		Remaining term to maturity					2023	2022
		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount (1)		69,605	39,250	38,041	34,962	4,821	186,679	167,945
Average fixed interest rate		4.85%	4.33%	3.50%	3.57%	3.69%	4.20%	3.06%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (2)
CAD-USD pair (3)	Notional amount	8,897	15,121	12,977	6,300	327	43,622	62,703
	Average fixed interest rate	2.47%	3.04%	3.17%	1.67%	3.42%	2.77%	1.31%
	Average exchange rate: CAD-USD	1.3340	1.3130	1.3118	1.3474	1.3076	1.3218	1.3196
CAD-EUR pair	Notional amount	1,924	7,449	4,973	1,839	201	16,386	19,429
	Average fixed interest rate	2.41%	3.90%	2.79%	1.89%	2.97%	3.15%	2.47%
	Average exchange rate: CAD-EUR	1.5395	1.4205	1.4015	1.4711	1.4870	1.4352	1.4489
Other currency pairs (4)	Notional amount	1,155	6,141	1,901	514	76	9,787	7,718
	Average fixed interest rate	2.21%	2.62%	4.20%	4.45%	5.24%	2.99%	2.42%
	Average exchange rate: CAD-Non USD/EUR	1.1310	1.6699	1.5040	0.7940	0.9038	1.5221	1.3956
Equity price risk – Total return swap (5)
Notional amount		–	451	–	–	–	451	455
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount (6)		42,073	24,340	46,219	27,242	29,494	169,368	103,671
Average fixed interest rate		4.97%	3.79%	3.61%	3.48%	3.35%	3.91%	2.42%
Interest rate risk – Bond futures (exchange-traded derivatives)
Notional amount		2,825	–	–	–	–	2,825	109
Average price in dollars		105	–	–	–	–	105	104
Foreign exchange risk – Cross-currency swaps (7)
USD-EUR pair	Notional amount	–	21	–	–	–	21	19
	Average fixed interest rate	–	3.25%	–	–	–	3.25%	3.25%
	Average exchange rate: USD-EUR	–	0.9706	–	–	–	0.9706	0.9706
USD-JPY pair	Notional amount	476	–	–	–	–	476	–
	Average fixed interest rate	(0.08)%	–	–	–	–	(0.08)%	–
	Average exchange rate: USD-JPY	0.0076	–	–	–	–	0.0076	–
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
CAD-CNH pair	Notional amount	650	–	–	–	–	650	–
Foreign exchange risk – Deposit liabilities
USD denominated deposit – carrying amount		13,154	–	–	–	–	13,154	1,251
GBP denominated deposit – carrying amount		157	–	–	–	–	157	–

(1)
The notional amount of the interest rate swaps likely subject to IBOR reform was $21,718 million of CDOR maturing after June 28, 2024, as at October 31, 2023 ($22,689 million of USD LIBOR maturing after
June 30, 2023, and $49,560 million of CDOR maturing after June 28, 2024, as at October 31, 2022).

(2)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EUR-USD
cross-currency swap split into
EUR-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(3)	As at October 31, 2022, amounts include derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries. Refer to Note 10 for further details.
(4)
Includes
CAD-AUD,
CAD-CHF,
CAD-CNH,
CAD-GBP,
CAD-HKD,
CAD-JPY,
or
CAD-NOK
cross-currency swaps where applicable. The notional amount of the cross-currency swaps likely subject to IBOR reform was $nil million of CDOR maturing after June 28, 2024 as at October 31, 2023 ($nil million of USD LIBOR maturing after June 30, 2023, and $nil million of CDOR maturing after June 28, 2024
,
as at October 31, 2022).

(5)	The notional amount of the total return swaps likely subject to IBOR reform was $451 million of CDOR maturing after June 28, 2024 as at October 31, 2023 ($ 455 million as at October 31, 2022).
(6)
The notional amount of the interest rate swaps likely subject to IBOR reform was $22,328 million of CDOR maturing after June 28, 2024 as at October 31, 2023 ($31,455 million of USD LIBOR maturing after June 30, 2023, and $21,043 million of CDOR maturing after June 28, 2024, as at October 31, 2022).

(7)
The notional amount of the cross-currency swaps likely subject to IBOR reform was $nil million of CDOR maturing after June 28, 2024 as at October 31, 2023 ($
nil million of USD LIBOR maturing after June 30, 2023
,
and $nil million of CDOR maturing after June 28, 2024, as at October 31, 2022).

Schedule of Hedging Instrument Impacts on Cash Flow Hedge Ineffectiveness

(Canadian $ in millions)					2023
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue – other
Cash Flow Hedges
Interest rate risk – Interest rate swaps	693	(3,784)	(1,543)	1,511	–
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (3)	333	(1,801)	(245)	245	–
Equity price risk – Total return swaps	–	(43)	(80)	80	–
	1,026	(5,628)	(1,868)	1,836	–
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	(8)	23	(22)	1
Foreign exchange risk – Deposit liabilities	–	(13,311)	(485)	485	–
Total	1,026	(18,947)	(2,330)	2,299	1

					2022
Cash Flow Hedges
Interest rate risk – Interest rate swaps	41	(6,824)	(8,481)	8,588	(33)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (3)	629	(3,342)	1,684	(1,684)	–
Equity price risk – Total return swaps	18	–	(29)	29	–
	688	(10,166)	(6,826)	6,933	(33)
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	–	429	(429)	–
Foreign exchange risk – Deposit liabilities	–	(1,251)	(886)	886	–
Total	688	(11,417)	(7,283)	7,390	(33)

(1)	Represents unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents life to date amounts.
(3)	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.

Schedule of Hedging Instrument Impacts on Consolidated Statement of Other Comprehensive Income on Pre-Tax Basis

(Canadian $ in millions)						2023
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2022	Gains / (losses) recognized in OCI	Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill	Balance October 31, 2023 (1)(2)	Active hedges	Discontinued hedges
Cash Flow Hedges
Interest rate risk	(8,204)	(1,543)	1,732	(8,015)	(2,720)	(5,295)
Foreign exchange risk (3)	1,223	(245)	(368)	610	610	–
Equity price risk	33	(80)	(25)	(72)	(72)	–
	(6,948)	(1,868)	1,339	(7,477)	(2,182)	(5,295)
Net Investment Hedges
Foreign exchange risk	(1,723)	(463)	–	(2,186)	(2,186)	–
Total	(8,671)	(2,331)	1,339	(9,663)	(4,368)	(5,295)

						2022
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2021	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2022 (1)(2)	Active hedges	Discontinued hedges
Cash Flow Hedges
Interest rate risk	578	(8,448)	(334)	(8,204)	(6,713)	(1,491)
Foreign exchange risk	(483)	1,684	22	1,223	1,168	55
Equity price risk	179	(29)	(117)	33	33	–
	274	(6,793)	(429)	(6,948)	(5,512)	(1,436)
Net Investment Hedges
Foreign exchange risk	(1,263)	(457)	(3)	(1,723)	(1,723)	–
Total	(989)	(7,250)	(432)	(8,671)	(7,235)	(1,436)

(1)	Tax balance related to cash flow hedges accumulated other comprehensive income was $2,029 million as at October 31, 2023 ($1,819 million as at October 31, 2022).
(2)	Tax balance related to net investment hedges accumulated other comprehensive income was $555 million as at October 31, 2023 ($466 million as at October 31, 2022).
(3)
On closing our acquisition of Bank of the West on February 1, 2023, we settled the foreign exchange forward contracts entered to mitigate foreign exchange risk of the purchase price of Bank of the West and reclassified gain of $
269 million
after-tax

to goodwill. Refer to Note 10 for further details.

Schedule of Hedging Instrument Impacts on Fair Value Hedge Ineffectiveness

(Canadian $ in millions)								2023
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair Value Hedge (3)
Interest rate swaps	4,877	(1,390)	–	–	–	–	–	–
Cross-currency swaps	69	(1)	–	–	–	–	–	–
Securities and loans	–	–	4,071	(3,955)	116	87,043	(4,373)	(404)
Deposits, subordinated debt and other liabilities	–	–	(1,078)	1,139	61	(77,358)	1,015	1,867
Total	4,946	(1,391)	2,993	(2,816)	177	9,685	(3,358)	1,463

								2022
Fair Value Hedge (3)
Interest rate swaps	1,935	(2,987)	–	–	–	–	–	–
Cross-currency swaps	–	–	–	–	–	–	–	–
Securities and loans	–	–	2,633	(2,625)	8	36,394	(2,603)	122
Deposits, subordinated debt and other liabilities	–	–	(3,113)	3,128	15	(61,307)	2,841	425
Total	1,935	(2,987)	(480)	503	23	(24,913)	238	547

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.
(3)	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2023 ($nil million as at October 31, 2022).

Schedule of Derivative-Related Credit Risk

(Canadian $ in millions)			2023			2022
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	1,265	5,133	1,006	4,133	8,718	764
Forward rate agreements	571	2,219	471	943	1,773	430
Purchased options	45	174	61	48	170	46
Written options	1	140	77	4	131	67
	1,882	7,666	1,615	5,128	10,792	1,307
Exchange-traded
Futures	171	296	6	231	359	7
Purchased options	3	4	–	159	227	5
Written options	–	–	–	7	11	–
	174	300	6	397	597	12
Total interest rate contracts	2,056	7,966	1,621	5,525	11,389	1,319
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	1,921	6,517	1,313	1,645	5,535	880
Forward foreign exchange contracts	2,300	9,296	1,908	2,250	8,339	1,237
Purchased options	149	448	129	321	681	183
Written options	2	118	39	2	88	30
	4,372	16,379	3,389	4,218	14,643	2,330
Exchange-traded
Futures	–	–	–	–	2	–
Purchased options	3	8	–	–	2	–
Written options	–	–	–	7	10	–
	3	8	–	7	14	–
Total foreign exchange contracts	4,375	16,387	3,389	4,225	14,657	2,330
Commodity Contracts
Over-the-counter
Swaps	468	1,957	683	3,160	6,107	1,281
Purchased options	4	280	110	435	936	194
Written options	47	331	106	126	403	107
	519	2,568	899	3,721	7,446	1,582
Exchange-traded
Futures	243	869	17	1,122	2,055	41
Purchased options	329	535	11	356	552	11
Written options	3	83	2	303	471	9
	575	1,487	30	1,781	3,078	61
Total commodity contracts	1,094	4,055	929	5,502	10,524	1,643
Equity Contracts
Over-the-counter	684	8,274	2,123	582	9,076	2,406
Exchange-traded	1,640	4,635	93	1,580	3,888	78
Total equity contracts	2,324	12,909	2,216	2,162	12,964	2,484
Credit Contracts	446	1,093	81	97	562	103
Total	10,295	42,410	8,236	17,511	50,096	7,879

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk
(SA-CCR)
in accordance with the CAR Guideline issued by OSFI. The table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2023	2022
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps (1)	3,738,351	2,297,285	1,587,033	1,410,529	577,832	9,611,030	5,954,761
Forward rate agreements, futures and options	1,352,524	360,014	87,506	23,438	4,000	1,827,482	645,452
Total interest rate contracts	5,090,875	2,657,299	1,674,539	1,433,967	581,832	11,438,512	6,600,213
Foreign Exchange Contracts (2)
Swaps	175,365	266,699	164,341	133,125	41,424	780,954	702,068
Forward foreign exchange contracts (1)	539,912	19,531	3,449	1,457	17	564,366	481,773
Futures	4,021	14	–	–	–	4,035	1,032
Options	96,332	13,086	1,228	–	–	110,646	153,322
Total foreign exchange contracts	815,630	299,330	169,018	134,582	41,441	1,460,001	1,338,195
Commodity Contracts
Swaps	9,823	7,777	549	425	–	18,574	24,525
Futures	18,182	15,634	1,372	97	–	35,285	44,836
Options	33,856	36,444	879	106	–	71,285	79,119
Total commodity contracts	61,861	59,855	2,800	628	–	125,144	148,480
Equity Contracts	220,096	67,747	15,097	1,557	755	305,252	267,382
Credit Contracts	453	925	16,749	6,877	1,933	26,937	27,870
Total notional amount	6,188,915	3,085,156	1,878,203	1,577,611	625,961	13,355,846	8,382,140

(1)	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon close of the transaction. Refer to Note 10 for further details.
(2)	Gold contracts are included in foreign exchange contracts.
Under the
SA-CCR,
this table excludes loan commitment derivatives.